UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7704

Schwab Capital Trust – Monthly Income Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust – Monthly Income Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  June 30, 2017
Schwab® Monthly Income Funds

Schwab® Monthly Income Fund –
Moderate Payout
Schwab® Monthly Income Fund –
Enhanced Payout
Schwab® Monthly Income Fund –
Maximum Payout

This page is intentionally left blank.

Schwab Monthly Income Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended June 30, 2017
Schwab Monthly Income Fund – Moderate Payout (Ticker Symbol: SWJRX)	5.08%
Moderate Payout Composite Index	5.74%
Fund Category: Morningstar Allocation - 30% to 50% Equity	4.90%
Performance Details	pages 8-9

Schwab Monthly Income Fund – Enhanced Payout (Ticker Symbol: SWKRX)	4.11%
Enhanced Payout Composite Index	4.54%
Fund Category: Morningstar Allocation - 30% to 50% Equity	4.90%
Performance Details	pages 10-11

Schwab Monthly Income Fund – Maximum Payout (Ticker Symbol: SWLRX)	3.06%
Maximum Payout Composite Index	3.35%
Fund Category: Morningstar Allocation - 15% to 30% Equity	3.51%
Performance Details	pages 12-13

Minimum Initial Investment[1]	$ 100
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly.
For index definitions, please see the Glossary.
Fund expenses have been absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
With the first half of 2017 behind us, I’d like to take this opportunity to thank you for the trust you have placed in us here at Charles Schwab Investment Management. Financial markets have seen several surprise twists over the past six months, and we appreciate your continued confidence in our ability to help you achieve your long-term financial goals, including your plans for retirement. The Schwab Monthly Income Funds are designed to help retirees manage their day-to-day finances so that they can enjoy their retirement. Knowing that individuals approach their finances differently, we offer three different Monthly Income Funds that seek to provide different payout ranges and growth potential.
While the actual annual payout may vary from year to year, the Funds are managed to produce monthly payments of investment income throughout each calendar year. But there’s also another way investors in the Funds can benefit. Because all three Funds typically maintain at least some exposure to equities, they are able to benefit when the stock market rises even while they generate regular income for their investors. This was the case during the most recent six-month reporting period ended June 30, 2017, in which the S&P 500® Index gained about 9% and the Russell 2000® Index gained about 5%. Over this same period, all three Funds generated positive returns in line with their equity exposure, led by the Moderate Payout Fund.

Asset Class Performance Comparison % returns during the 6 months ended 6/30/2017

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
From the President (continued)

“ Knowing that individuals approach their finances differently, we offer three different Monthly Income Funds that seek to provide different payout ranges and growth potential.”
In investing, you hear so often how investors are forced to choose between income and growth. We believe retirees need and deserve solutions that can deliver both. That’s why we offer the Schwab Monthly Income Funds as part of our retirement planning solutions, and we hope they are making it easier for you to enjoy your retirement to its fullest.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Monthly Income Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment

Over the six-month reporting period ended June 30, 2017, both equity and fixed-income markets generated positive returns. Global stock markets had one of their strongest first-half performances in years, with U.S. equities rallying on expectations of policy changes from the Trump administration and international stocks benefitting from a weaker U.S. dollar and generally accommodative central bank policies. U.S. bond yields remained low, but above those of many international government-backed securities. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 9.34%, while the MSCI EAFE® Index (Net), a broad measure of developed international equity performance, returned 13.81%. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 2.27% for the six-month reporting period, and the Citigroup Non-U.S. Dollar World Government Bond Index returned 5.91%.
U.S. economic data was relatively steady over the reporting period. However, “hard” data, such as quarterly gross domestic product (GDP) numbers, and “soft” data, like consumer confidence and sentiment indices, remained disconnected. Nonfarm payrolls and wage growth data were stubbornly average each month, while GDP fell in the first quarter. In contrast, the Conference Board’s Consumer Confidence Index® continued to indicate high levels of consumer optimism, and the CBOE Volatility Index® (or VIX®), a gauge of equity market volatility, fell to levels not seen in over 20 years. According to the National Federation of Independent Business Small Business Economic Trends Report, small business optimism remained at the near record levels hit soon after the U.S. presidential election last November.
Stock markets in the U.S. generally rose over the six-month reporting period. Expectations of policy changes from the Trump administration, including tax reform, increased fiscal and infrastructure spending, and decreased financial regulation, drove much of this rally in U.S. equities. Also supporting U.S. stocks were strong corporate results, with more than 75% of S&P 500 Index firms announcing better-than-expected earnings for the first quarter of 2017. As the reporting period continued, however, delays and other setbacks in Washington stalled meaningful progress in many key policy areas, increasing uncertainty and contributing to muted U.S. equity gains in recent months.
Over the reporting period, U.S. monetary policy remained relatively accommodative, though the Federal Reserve (Fed) took several tightening steps toward a more normalized policy environment. In March, the Fed raised the federal funds target rate to a range of 0.75% to 1.00%, with expectations for two additional increases in 2017. The Fed raised rates again in June by another 25 basis points, signaling continued confidence in the global economy as well as in future inflation. Though the March increase was largely unexpected until about two weeks before the Fed’s meeting, both rate hikes were already priced into equity markets by the time they were announced and as such, market responses were muted. After the June meeting, the Fed also announced plans to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. Since the 2013 “taper tantrum,” when fear of the Fed’s decision to scale back quantitative easing sent Treasury yields up sharply, Fed officials have been careful to communicate their future monetary policy plans to avoid drastic investor moves and allow markets time to gradually adjust. While no exact timeline was given for this unwinding, minutes from the June meeting indicated several Fed officials wanted to begin later in 2017 and complete the process over several years.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
The Investment Environment (continued)

Outside the U.S., central banks’ policy measures continued to influence global markets. In Europe, several central banks began to look ahead toward less accommodative monetary policies. Most notably, European Central Bank (ECB) head Mario Draghi expressed optimism about eurozone economic growth and future inflation toward the end of the reporting period, leading many investors to believe the end of the ECB’s bond buying program and other easy policy measures may be near. European bond yields rose in response, and as many investors assumed the Fed would follow suit, longer-term bond yields in the U.S. also moved sharply upward. Meanwhile in Asia, the Bank of Japan (BOJ) indicated that Japanese monetary policy would remain accommodative for the time being. Despite positive economic measures, including solid exports and private consumption, inflation remained below the BOJ’s target, resulting in the continued easy policy stance.
During the six-month reporting period, U.S. bond yields remained low relative to historical averages. Short-term rates, which are directly influenced by central bank policy, rose in response to both federal funds rate increases in March and in June. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over the first six months of the year, inflation remained muted and so longer-term yields generally fell. However, in the last days of the reporting period, longer-term yields ticked up in response to the ECB’s stated stance on potential eurozone policy changes.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the funds. She was appointed portfolio manager of the funds in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Moderate Payout (3/28/08)	5.08%	6.90%	5.70%	4.92%
Moderate Payout Composite Index	5.74%	7.27%	6.52%	5.98%
S&P 500 Index	9.34%	17.90%	14.63%	9.07%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.01%
Fund Category: Morningstar Allocation – 30% to 50% Equity[2]	4.90%	7.22%	5.73%	4.49%
Fund Expense Ratios[3]: Net 0.65%; Gross 0.83%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.65% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	6
Portfolio Turnover Rate[1]	34%
12-Month Distribution Yield	2.00% [2]
Asset Class Weightings % of Investments3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Enhanced Payout (3/28/08)	4.11%	4.61%	4.38%	4.38%
Enhanced Payout Composite Index	4.54%	4.85%	5.04%	5.35%
S&P 500 Index	9.34%	17.90%	14.63%	9.07%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.01%
Fund Category: Morningstar Allocation – 30% to 50% Equity[3]	4.90%	7.22%	5.73%	4.49%
Fund Expense Ratios[4]: Net 0.56%; Gross 0.66%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On June 16, 2009, the Schwab Retirement Income Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.56% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Enhanced Payout
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	6
Portfolio Turnover Rate[1]	41%
12-Month Distribution Yield	2.09% [2]
Asset Class Weightings % of Investments3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Monthly Income Fund – Maximum Payout (3/28/08)	3.06%	2.19%	3.01%	3.55%
Maximum Payout Composite Index	3.35%	2.48%	3.55%	4.68%
S&P 500 Index	9.34%	17.90%	14.63%	9.07%
Bloomberg Barclays U.S. Aggregate Bond Index	2.27%	-0.31%	2.21%	4.01%
Fund Category: Morningstar Allocation – 15% to 30% Equity[2]	3.51%	4.75%	3.71%	3.81%
Fund Expense Ratios[3]: Net 0.46%; Gross 0.64%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	The fund’s routine expenses have been absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.46% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver for so long as CSIM serves as the adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section in the financial statements.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Maximum Payout
Performance and Fund Facts as of June 30, 2017

Statistics
Number of Holdings	6
Portfolio Turnover Rate[1]	53%
12-Month Distribution Yield	2.19% [2]
Asset Class Weightings % of Investments3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.
[1]	Not annualized.
[2]	Calculation reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions. Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2017 and held through June 30, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/17	Ending Account Value (Net of Expenses) at 6/30/17	Expenses Paid During Period 1/1/17-6/30/17[2]
Schwab Monthly Income Fund - Moderate Payout
Actual Return	0.00%	$1,000.00	$1,050.80	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Monthly Income Fund - Enhanced Payout
Actual Return	0.00%	$1,000.00	$1,041.10	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00
Schwab Monthly Income Fund - Maximum Payout
Actual Return	0.00%	$1,000.00	$1,030.60	$0.00
Hypothetical 5% Return	0.00%	$1,000.00	$1,024.80	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. Does not include acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Fund – Moderate Payout
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$10.31	$10.46	$11.21	$11.14	$10.52	$9.92
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.21 [1]	0.22 [1]	0.23	0.21	0.24
Net realized and unrealized gains (losses)	0.43	0.26	(0.24)	0.44	0.74	0.63
Total from investment operations	0.52	0.47	(0.02)	0.67	0.95	0.87
Less distributions:
Distributions from net investment income	(0.08)	(0.22)	(0.28)	(0.31)	(0.21)	(0.27)
Distributions from net realized gains	—	(0.40)	(0.45)	(0.29)	(0.12)	—
Total distributions	(0.08)	(0.62)	(0.73)	(0.60)	(0.33)	(0.27)
Net asset value at end of period	$10.75	$10.31	$10.46	$11.21	$11.14	$10.52
Total return	5.08% [2]	4.58%	(0.24%)	6.09%	9.10%	8.86%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5],[6]	—	—	—
Gross operating expenses[3]	0.20% [4]	0.18%	0.23%	0.25%	0.30%	0.44%
Net investment income (loss)	1.71% [4]	1.99%	1.98%	2.00%	2.02%	2.38%
Portfolio turnover rate	34% [2],[7]	9%	14%	16%	39%	10%
Net assets, end of period (x 1,000,000)	$45	$45	$48	$49	$47	$31

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 5% without including these transactions. (See financial note 7)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.8%	Other Investment Companies	41,745,410	44,950,135
99.8%	Total Investments	41,745,410	44,950,135
0.2%	Other Assets and Liabilities, Net		78,215
100.0%	Net Assets		45,028,350

Security	Number of Shares	Value ($)
Other Investment Companies 99.8% of net assets

Equity Funds 47.6%
Global Real Estate 7.1%
Schwab Global Real Estate Fund (a)	424,775	3,198,553
International 12.1%
Laudus International MarketMasters Fund, Select Shares (a)	223,480	5,455,145
Large-Cap 28.4%
Schwab Dividend Equity Fund (a)	784,044	12,787,765
		21,441,463

Fixed-Income Funds 50.2%
Intermediate-Term Bond 50.2%
Schwab Intermediate-Term Bond Fund (a)	877,902	8,831,697
Schwab U.S. Aggregate Bond Index Fund (a)	1,365,653	13,752,124
		22,583,821

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	924,851	924,851
Total Other Investment Companies
(Cost $41,745,410)		44,950,135

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $42,206,698 and the unrealized appreciation and depreciation were $2,882,799 and ($139,362), respectively, with a net unrealized appreciation of $2,743,437.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$44,950,135	$—	$—	$44,950,135
Total	$44,950,135	$—	$—	$44,950,135
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $40,820,559)		$44,025,284
Investments in unaffiliated issuers, at value (cost $924,851)	+	924,851
Total investments, at value (cost $41,745,410)		44,950,135
Receivables:
Dividends		107,095
Fund shares sold		98,426
Due from investment adviser		7,668
Prepaid expenses	+	12,035
Total assets		45,175,359
Liabilities
Payables:
Investments bought		108,911
Fund shares redeemed		18,782
Accrued expenses	+	19,316
Total liabilities		147,009
Net Assets
Total assets		45,175,359
Total liabilities	–	147,009
Net assets		$45,028,350
Net Assets by Source
Capital received from investors		42,717,601
Net investment income not yet distributed		30,236
Net realized capital losses		(924,212)
Net unrealized capital appreciation		3,204,725

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$45,028,350		4,186,779		$10.75

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$378,013
Dividends received from unaffiliated underlying funds	+	2,528
Total investment income		380,541
Expenses
Professional fees		16,044
Registration fees		10,256
Shareholder reports		7,302
Portfolio accounting fees		5,429
Independent trustees' fees		3,582
Custodian fees		641
Transfer agent fees		613
Other expenses	+	822
Total expenses		44,689
Expense reduction by CSIM	–	44,689
Net expenses	–	—
Net investment income		380,541
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(113,930)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,969,473
Net realized and unrealized gains		1,855,543
Increase in net assets resulting from operations		$2,236,084

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Moderate Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$380,541	$953,548
Net realized losses		(113,930)	(206,736)
Net change in unrealized appreciation (depreciation)	+	1,969,473	1,357,485
Increase in net assets from operations		2,236,084	2,104,297
Distributions to Shareholders
Distributions from net investment income		(350,305)	(996,011)
Distributions from net realized gains	+	—	(1,687,969)
Total distributions		($350,305)	($2,683,980)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		505,605	$5,344,476	1,110,659	$11,703,162
Shares reinvested		21,007	222,263	174,631	1,810,427
Shares redeemed	+	(680,362)	(7,184,607)	(1,535,238)	(16,200,694)
Net transactions in fund shares		(153,750)	($1,617,868)	(249,948)	($2,687,105)
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,340,529	$44,760,439	4,590,477	$48,027,227
Total increase or decrease	+	(153,750)	267,911	(249,948)	(3,266,788)
End of period		4,186,779	$45,028,350	4,340,529	$44,760,439
Net investment income not yet distributed			$30,236		$—

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$10.81	$10.92	$11.18	$10.84	$10.50	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.22 [1]	0.22 [1]	0.23	0.21	0.22
Net realized and unrealized gains (losses)	0.34	0.18	(0.22)	0.39	0.34	0.45
Total from investment operations	0.44	0.40	—	0.62	0.55	0.67
Less distributions:
Distributions from net investment income	(0.09)	(0.24)	(0.26)	(0.28)	(0.21)	(0.26)
Distributions from net realized gains	—	(0.27)	—	—	—	—
Total distributions	(0.09)	(0.51)	(0.26)	(0.28)	(0.21)	(0.26)
Net asset value at end of period	$11.16	$10.81	$10.92	$11.18	$10.84	$10.50
Total return	4.11% [2]	3.69%	0.02%	5.76%	5.31%	6.70% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	— [5]	—	0.00% [6],[7]	—	0.00% [6]	(0.00%) [6]
Gross operating expenses[4]	0.11% [5]	0.10%	0.13%	0.15%	0.15%	0.18%
Net investment income (loss)	1.87% [5]	2.01%	1.99%	2.03%	1.99%	2.17%
Portfolio turnover rate	41% [2],[8]	6%	11%	14%	42%	9%
Net assets, end of period (x 1,000,000)	$91	$94	$97	$98	$94	$85

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Includes proceeds from a litigation settlement related to an affiliated underlying fund. Without the litigation proceeds, performance would have been lower.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%.
7
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
8
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 3% without including these transactions. (See financial note 7)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
99.7%	Other Investment Companies	83,941,784	90,826,523
99.7%	Total Investments	83,941,784	90,826,523
0.3%	Other Assets and Liabilities, Net		287,171
100.0%	Net Assets		91,113,694

Security	Number of Shares	Value ($)
Other Investment Companies 99.7% of net assets

Equity Funds 33.2%
Global Real Estate 5.0%
Schwab Global Real Estate Fund (a)	605,417	4,558,787
International 8.7%
Laudus International MarketMasters Fund, Select Shares (a)	322,667	7,876,309
Large-Cap 19.5%
Schwab Dividend Equity Fund (a)	1,089,121	17,763,557
		30,198,653

Fixed-Income Funds 64.9%
Intermediate-Term Bond 64.9%
Schwab Intermediate-Term Bond Fund (a)	2,260,025	22,735,854
Schwab U.S. Aggregate Bond Index Fund (a)	3,615,975	36,412,865
		59,148,719

Security	Number of Shares	Value ($)
Money Market Fund 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	1,479,151	1,479,151
Total Other Investment Companies
(Cost $83,941,784)		90,826,523

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $84,181,292 and the unrealized appreciation and depreciation were $6,645,231 and ($0), respectively, with a net unrealized appreciation of $6,645,231.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$90,826,523	$—	$—	$90,826,523
Total	$90,826,523	$—	$—	$90,826,523
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $82,462,633)		$89,347,372
Investments in unaffiliated issuers, at value (cost $1,479,151)	+	1,479,151
Total investments, at value (cost $83,941,784)		90,826,523
Receivables:
Investments sold		470,000
Dividends		204,837
Fund shares sold		19,105
Due from investment adviser		8,622
Prepaid expenses	+	12,771
Total assets		91,541,858
Liabilities
Payables:
Investments bought		210,184
Fund shares redeemed		192,748
Accrued expenses	+	25,232
Total liabilities		428,164
Net Assets
Total assets		91,541,858
Total liabilities	–	428,164
Net assets		$91,113,694
Net Assets by Source
Capital received from investors		85,328,493
Net investment income not yet distributed		76,177
Net realized capital losses		(1,175,715)
Net unrealized capital appreciation		6,884,739

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$91,113,694		8,165,840		$11.16

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$849,070
Dividends received from unaffiliated underlying funds	+	4,929
Total investment income		853,999
Expenses
Professional fees		17,706
Registration fees		10,785
Shareholder reports		9,526
Portfolio accounting fees		5,725
Independent trustees' fees		3,724
Transfer agent fees		1,302
Custodian fees		565
Other expenses	+	1,155
Total expenses		50,488
Expense reduction by CSIM	–	50,488
Net expenses	–	—
Net investment income		853,999
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(303,487)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,139,888
Net realized and unrealized gains		2,836,401
Increase in net assets resulting from operations		$3,690,400

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Enhanced Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$853,999	$1,958,613
Net realized losses		(303,487)	(77,050)
Net change in unrealized appreciation (depreciation)	+	3,139,888	1,665,570
Increase in net assets from operations		3,690,400	3,547,133
Distributions to Shareholders
Distributions from net investment income		(777,822)	(2,071,076)
Distributions from net realized gains	+	—	(2,328,748)
Total distributions		($777,822)	($4,399,824)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		646,323	$7,118,011	1,441,978	$15,938,101
Shares reinvested		43,187	475,829	257,844	2,805,280
Shares redeemed	+	(1,179,055)	(12,972,879)	(1,938,255)	(21,388,674)
Net transactions in fund shares		(489,545)	($5,379,039)	(238,433)	($2,645,293)
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,655,385	$93,580,155	8,893,818	$97,078,139
Total decrease	+	(489,545)	(2,466,461)	(238,433)	(3,497,984)
End of period		8,165,840	$91,113,694	8,655,385	$93,580,155
Net investment income not yet distributed			$76,177		$—

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Financial Statements
Financial Highlights
	1/1/17– 6/30/17*	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12
Per-Share Data
Net asset value at beginning of period	$9.85	$9.95	$10.37	$10.22	$10.29	$10.09
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.20 [1]	0.21 [1]	0.21	0.20	0.20
Net realized and unrealized gains (losses)	0.20	0.09	(0.18)	0.33	(0.03)	0.24
Total from investment operations	0.30	0.29	0.03	0.54	0.17	0.44
Less distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.23)	(0.25)	(0.20)	(0.24)
Distributions from net realized gains	—	(0.17)	(0.22)	(0.14)	(0.04)	—
Total distributions	(0.09)	(0.39)	(0.45)	(0.39)	(0.24)	(0.24)
Net asset value at end of period	$10.06	$9.85	$9.95	$10.37	$10.22	$10.29
Total return	3.06% [2]	2.97%	0.22%	5.29%	1.66%	4.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	— [4]	—	0.00% [5],[6]	—	—	0.00% [5]
Gross operating expenses[3]	0.19% [4]	0.18%	0.23%	0.22%	0.21%	0.19%
Net investment income (loss)	2.03% [4]	2.02%	2.01%	2.05%	1.96%	1.99%
Portfolio turnover rate	53% [2],[7]	9%	14%	16%	46%	19%
Net assets, end of period (x 1,000,000)	$47	$47	$50	$52	$55	$73

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The portfolio turnover ratio increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. There were no transaction costs associated with these transactions. For comparison purposes, portfolio turnover rate would have been 6% without including these transactions. (See financial note 7)

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Portfolio Holdings as of June 30, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.schwabfunds.com/schwabfunds_prospectus.

Holdings by Category		Cost ($)	Value ($)
98.9%	Other Investment Companies	44,052,244	46,085,821
98.9%	Total Investments	44,052,244	46,085,821
1.1%	Other Assets and Liabilities, Net		535,404
100.0%	Net Assets		46,621,225

Security	Number of Shares	Value ($)
Other Investment Companies 98.9% of net assets

Equity Funds 18.0%
Global Real Estate 2.6%
Schwab Global Real Estate Fund (a)	160,216	1,206,423
International 4.8%
Laudus International MarketMasters Fund, Select Shares (a)	91,088	2,223,448
Large-Cap 10.6%
Schwab Dividend Equity Fund (a)	303,374	4,948,025
		8,377,896

Fixed-Income Funds 80.0%
Intermediate-Term Bond 80.0%
Schwab Intermediate-Term Bond Fund (a)	1,414,499	14,229,860
Schwab U.S. Aggregate Bond Index Fund (a)	2,290,879	23,069,148
		37,299,008

Security	Number of Shares	Value ($)
Money Market Fund 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88% (b)	408,917	408,917
Total Other Investment Companies
(Cost $44,052,244)		46,085,821

End of Investments.

At 06/30/17, the tax basis cost of the fund's investments was $44,209,206 and the unrealized appreciation and depreciation were $1,876,615 and ($0), respectively, with a net unrealized appreciation of $1,876,615.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of June 30, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$46,085,821	$—	$—	$46,085,821
Total	$46,085,821	$—	$—	$46,085,821
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2017.

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Assets and Liabilities

As of June 30, 2017; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $43,643,327)		$45,676,904
Investments in unaffiliated issuers, at value (cost $408,917)	+	408,917
Total investments, at value (cost $44,052,244)		46,085,821
Receivables:
Investments sold		469,000
Fund shares sold		105,872
Dividends		96,957
Due from investment adviser		7,845
Prepaid expenses	+	12,720
Total assets		46,778,215
Liabilities
Payables:
Investments bought		100,467
Fund shares redeemed		36,633
Accrued expenses	+	19,890
Total liabilities		156,990
Net Assets
Total assets		46,778,215
Total liabilities	–	156,990
Net assets		$46,621,225
Net Assets by Source
Capital received from investors		44,752,127
Net investment income not yet distributed		48,217
Net realized capital losses		(212,696)
Net unrealized capital appreciation		2,033,577

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$46,621,225		4,636,557		$10.06

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Operations

For the period January 1, 2017 through June 30, 2017; unaudited
Investment Income
Dividends received from affiliated underlying funds		$472,276
Dividends received from unaffiliated underlying funds	+	2,681
Total investment income		474,957
Expenses
Professional fees		16,130
Registration fees		10,845
Shareholder reports		7,430
Portfolio accounting fees		5,445
Independent trustees' fees		3,590
Custodian fees		646
Transfer agent fees		638
Other expenses	+	837
Total expenses		45,561
Expense reduction by CSIM	–	45,561
Net expenses	–	—
Net investment income		474,957
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		267,494
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	672,691
Net realized and unrealized gains		940,185
Increase in net assets resulting from operations		$1,415,142

Schwab Monthly Income Funds   |  Semiannual Report
See financial notes

Schwab Monthly Income Fund – Maximum Payout
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/17-6/30/17		1/1/16-12/31/16
Net investment income		$474,957	$1,022,387
Net realized gains (losses)		267,494	(49,753)
Net change in unrealized appreciation (depreciation)	+	672,691	429,137
Increase in net assets from operations		1,415,142	1,401,771
Distributions to Shareholders
Distributions from net investment income		(426,740)	(1,093,967)
Distributions from net realized gains	+	—	(821,885)
Total distributions		($426,740)	($1,915,852)

Transactions in Fund Shares
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		689,397	$6,865,547	1,145,786	$11,614,469
Shares reinvested		25,117	250,258	111,551	1,109,744
Shares redeemed	+	(862,413)	(8,592,092)	(1,528,022)	(15,397,955)
Net transactions in fund shares		(147,899)	($1,476,287)	(270,685)	($2,673,742)
Shares Outstanding and Net Assets
		1/1/17-6/30/17		1/1/16-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,784,456	$47,109,110	5,055,141	$50,296,933
Total decrease	+	(147,899)	(487,885)	(270,685)	(3,187,823)
End of period		4,636,557	$46,621,225	4,784,456	$47,109,110
Net investment income not yet distributed			$48,217		$—

Schwab Monthly Income Funds   |  Semiannual Report
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Schwab Monthly Income Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Monthly Income Fund - Moderate Payout	Schwab Core Equity Fund™
Schwab Monthly Income Fund - Enhanced Payout	Schwab Dividend Equity Fund™
Schwab Monthly Income Fund - Maximum Payout	Schwab Large-Cap Growth Fund™
Schwab Target 2010 Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2015 Fund	Schwab Hedged Equity Fund™
Schwab Target 2020 Fund	Schwab Health Care Fund™
Schwab Target 2025 Fund	Schwab® International Core Equity Fund
Schwab Target 2030 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2035 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab Target 2060 Fund	Schwab Target 2010 Index Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2015 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2020 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2025 Index Fund
Schwab International Index Fund®	Schwab Target 2030 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2035 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2040 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2045 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2050 Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Target 2055 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2060 Index Fund
Schwab Balanced Fund™
The Schwab Monthly Income Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, cash and cash equivalents, including money market securities and exchange-traded funds (ETFs).
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of June 30, 2017 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The funds make distributions from net investment income monthly and from net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds' prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Structural Risk. The funds’ monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if a fund’s capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. A fund’s investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of a fund’s monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund’s investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor's investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund’s monthly income payments to shareholders will remain at a fixed amount.
Direct Investment Risk. The funds may invest a portion of their assets directly in equity and fixed income securities, ETFs, cash and cash equivalents, including money market securities. A fund's direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.
Underlying Fund Investment Risk. The value of an investment in the funds is based primarily on the prices of the underlying funds that the funds purchase. In turn, the price of each underlying fund is based on the value of its securities. The funds are subject to the performance and expenses of the underlying funds in which they invest. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Concentration Risk. To the extent that an underlying fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A sharp rise in interest rates could cause an underlying fund to lose value. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk than investment-grade securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund's investment being adversely affected.
•   Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Money Market Fund Risk. A fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund's liquidity falls below required minimums.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
•   Real Estate Investment Trust (REITs) Risk. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fees under the Plan.
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of June 30, 2017, each Schwab Monthly Income Fund's ownership percentages of other related funds' shares are:
Underlying Funds	Schwab Monthly Income Fund - Moderate Payout	Schwab Monthly Income Fund - Enhanced Payout	Schwab Monthly Income Fund - Maximum Payout
Laudus International MarketMasters Fund, Select Shares	0.3%	0.5%	0.1%
Schwab Dividend Equity Fund	0.9%	1.2%	0.3%
Schwab Global Real Estate Fund	1.2%	1.7%	0.4%
Schwab Intermediate-Term Bond Fund	2.7%	7.0%	4.4%
Schwab U.S. Aggregate Bond Index Fund	1.1%	3.0%	1.9%

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the funds' transactions with their affiliated underlying funds during the period ended June 30, 2017:
Schwab Monthly Income Fund - Moderate Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Laudus International MarketMasters Fund, Select Shares	256,367	—	(32,887)	223,480	$5,455,145	($22,637)	$—
Schwab Dividend Equity Fund	813,913	14,624	(44,493)	784,044	12,787,765	(32,289)	74,868
Schwab Global Real Estate Fund	457,071	6,904	(39,200)	424,775	3,198,553	8,754	51,200
Schwab Intermediate-Term Bond Fund	904,209	18,490	(44,797)	877,902	8,831,697	(15,329)	85,717
Schwab Total Bond Market Fund	1,445,307	29,557	(1,474,864)	—	—	(52,408)	98,853
Schwab U.S. Aggregate Bond Index Fund	—	1,402,398	(36,745)	1,365,653	13,752,124	(21)	67,375
Total					$44,025,284	($113,930)	$378,013
Schwab Monthly Income Fund - Enhanced Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Laudus International MarketMasters Fund, Select Shares	366,908	—	(44,241)	322,667	$7,876,309	($57,650)	$—
Schwab Dividend Equity Fund	1,165,151	6,436	(82,466)	1,089,121	17,763,557	(65,645)	104,469
Schwab Global Real Estate Fund	654,493	9,627	(58,703)	605,417	4,558,787	168	71,426
Schwab Intermediate-Term Bond Fund	2,453,650	22,655	(216,280)	2,260,025	22,735,854	(60,439)	228,271
Schwab Total Bond Market Fund	3,921,810	22,491	(3,944,301)	—	—	(119,921)	267,378
Schwab U.S. Aggregate Bond Index Fund	—	3,615,975	—	3,615,975	36,412,865	—	177,526
Total					$89,347,372	($303,487)	$849,070
Schwab Monthly Income Fund - Maximum Payout:
Underlying Funds	Balance of Shares Held at 12/31/16	Gross Purchases	Gross Sales	Balance of Shares Held at 06/30/17	Market Value at 06/30/17	Realized Gains (Losses) 01/01/17 to 06/30/17	Distributions Received* 01/01/17 to 06/30/17
Laudus International MarketMasters Fund, Select Shares	101,038	—	(9,950)	91,088	$2,223,448	($20,119)	$—
Schwab Dividend Equity Fund	314,650	4,355	(15,631)	303,374	4,948,025	201	29,475
Schwab Global Real Estate Fund	179,503	2,648	(21,935)	160,216	1,206,423	1,007	19,633
Schwab Intermediate-Term Bond Fund	1,521,784	69,864	(177,149)	1,414,499	14,229,860	(27,990)	142,670
Schwab Total Bond Market Fund	2,432,401	33,289	(2,465,690)	—	—	313,929	168,545
Schwab U.S. Aggregate Bond Index Fund	—	2,306,423	(15,544)	2,290,879	23,069,148	466	111,953
Total					$45,676,904	$267,494	$472,276
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2017, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Monthly Income Fund - Moderate Payout	$14,865,682	$16,556,503
Schwab Monthly Income Fund - Enhanced Payout	37,014,395	42,292,697
Schwab Monthly Income Fund - Maximum Payout	24,321,897	25,928,510
The purchases and sales of securities include transactions where the funds redeemed in-kind their positions in the Schwab Total Bond Market Fund, and made purchases in-kind into the Schwab U.S. Aggregate Bond Index Fund. In the transaction, each of the Schwab Monthly Income Fund—Moderate Payout, Schwab Monthly Income Fund—Enhanced Payout, and Schwab Monthly Income Fund—Maximum Payout effected an in-kind redemption from the Schwab Total Bond Market Fund and simultaneously engaged in an in-kind purchase, using the securities and cash received, with Schwab U.S. Aggregate Bond Index Fund. All in-kind redemptions and purchases were effected pursuant to the funds’ In-Kind Transactions Policy and Procedures adopted by the Board of Trustees. The funds realized gains (losses) in selling the Schwab Total Bond Market Fund and those amounts are disclosed in the Affiliates and Affiliated Transactions in financial note 4.

8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2016, the funds had no capital loss carryforwards.
As of December 31, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2016, the funds did not incur any interest or penalties.

9. Recent Regulatory Development:
In October 2016, the SEC adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the funds' financial statements and related disclosures.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Financial Notes, unaudited (continued)

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Monthly Income Funds   |  Semiannual Report

Schwab Monthly Income Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Monthly Income Fund - Moderate Payout, Schwab Monthly Income Fund - Enhanced Payout and Schwab Monthly Income Fund - Maximum Payout (each a Fund and collectively, the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017, and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 6, 2017. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and Internet access and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the

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benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability, as discussed in more detail below, and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that shareholders of the Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Funds invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees considered that CSIM is not charging any management fees at the Fund level; it being understood that there is a management fee at the underlying fund level. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Funds invest a portion of their assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Funds’ investments in other underlying funds managed by CSIM. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through fee waivers or expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Monthly Income Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 107 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	107	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	107	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	107	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	107	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	107	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	107	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	107	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	107	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	107	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	107	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	107	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	107	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
Citigroup Non-U.S. Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Enhanced Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Enhanced Payout Composite Index is composed of 19.50% S&P 500 Index, 8.12% MSCI EAFE Index (Net), 4.88% FTSE EPRA/NAREIT Global Index (Net), 39.30% Bloomberg Barclays U.S. Aggregate Bond Index, 26.20% Bloomberg Barclays
U.S. Intermediate Aggregate Bond Index, and 2.00% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. Prior to April 1, 2013, the Enhanced Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg Barclays U.S. Aggregate Bond Index.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
Maximum Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S&P 500 Index, 4.37% MSCI EAFE Index (Net), 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Bloomberg Barclays U.S. Aggregate Bond Index, 32.20% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, and 2.00% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg Barclays U.S. Aggregate Bond Index.
Moderate Payout Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Moderate Payout Composite Index is composed of 28.50% S&P 500 Index, 11.87% MSCI EAFE Index (Net), 7.13% FTSE EPRA/NAREIT Global Index (Net), 30.30% Bloomberg Barclays U.S. Aggregate Bond Index, 20.20% Bloomberg Barclays U.S. Intermediate Aggregate Bond Index, and 2.00% Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index. Prior to April 1, 2013, the Moderate Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg Barclays U.S. Aggregate Bond Index.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

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price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
12-Month Distribution Yield  reflects the fund’s monthly ordinary income distributions for the last 12 months divided by the fund’s Net Asset Value as of the end of the reporting period. Distribution yield does not include capital gains distributions.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Monthly Income Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
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Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2017 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in a money market fund. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

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MFR43716-12
00196509

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Monthly Income Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	August 11, 2017

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 11, 2017